Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Unconsolidated structured entities
Unconsolidated structured entities
Liquidity facilities/loan commitments	£ 2,351	£ 2,572
Guarantees	13	234
Maximum exposure	10,024	9,298
Unconsolidated structured entities | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(555)	(692)
Unconsolidated structured entities | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	1,019	1,100
Unconsolidated structured entities | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	820	777
Unconsolidated structured entities | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	6,641	5,392
Unconsolidated structured entities | Other than held-for-trading | Loans to customers
Unconsolidated structured entities
Assets recognised related to structured entities	2,180	1,363
Asset backed securitisation vehicles
Unconsolidated structured entities
Liquidity facilities/loan commitments	2,138	2,117
Guarantees	3	229
Maximum exposure	9,100	8,460
Asset backed securitisation vehicles | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(223)	(561)
Asset backed securitisation vehicles | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	862	983
Asset backed securitisation vehicles | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	495	660
Asset backed securitisation vehicles | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	6,097	5,131
Asset backed securitisation vehicles | Other than held-for-trading | Loans to customers
Unconsolidated structured entities
Assets recognised related to structured entities	1,636	1,243
Investment funds and other
Unconsolidated structured entities
Liquidity facilities/loan commitments	213	455
Guarantees	10	5
Maximum exposure	924	838
Investment funds and other | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(332)	(131)
Investment funds and other | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	157	117
Investment funds and other | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	325	117
Investment funds and other | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	544	261
Investment funds and other | Other than held-for-trading | Loans to customers
Unconsolidated structured entities
Assets recognised related to structured entities	544	120
Debt securities | Unconsolidated structured entities | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	4,461	4,029
Debt securities | Asset backed securitisation vehicles | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	4,461	3,888
Debt securities | Investment funds and other | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities		141
Equity Shares | Unconsolidated structured entities | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	754	1,015
Equity Shares | Asset backed securitisation vehicles | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	590	884
Equity Shares | Investment funds and other | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	£ 164	£ 131